Inst Adv Inst | Spartan Total Market Index Fund
Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2014
Prospectus

The following information replaces similar information for Spartan® Total Market Index Fund found in the "Fund Summary" section on page 9.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage® Institutional Class
Management feeA	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses A	0.035%	0.015%
Total annual operating expenses	0.07%	0.05%
Fee waiver and/or expense reimbursementB	0.03%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.04%	0.035%

A Adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.035%. These arrangements will remain in effect through April 30, 2015. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 4	$ 4
3 years	$ 19	$ 14
5 years	$ 36	$ 26
10 years	$ 86	$ 62